Schedule of Income Tax Expenses (Benefit) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal
State and local
Foreign	16	11
Total current	16	11
Federal
State and local
Foreign
Total deferred
Total tax expense	$ 16	$ 11